Subordinated Notes - Related Parties	12 Months Ended
Dec. 31, 2019
Subordinated Debt Related Parties [Abstract]
SUBORDINATED NOTES - RELATED PARTIES

6 — SUBORDINATED NOTES — RELATED PARTIES

On November 20, 2017, the Company issued subordinated notes (the "Subordinated Notes"), subordinate to the Senior Secured Bridge Note, to certain insiders, including Directors and a Consultant, (the "Subordinated Holders") in the aggregate principal amount of $115,000, of which $100,000 was received as proceeds and $15,000 was recorded as original issue discount. In addition, upon repayment, the Subordinated Holders were to receive warrants to purchase shares of the Company's common stock in the amount equal to the principal of the Subordinated Notes and at an exercise price per share equal to 100% of the IPO price. On February 22, 2018, the Subordinated Notes were settled in full, including unpaid interest and warrant issuance obligations, for newly issued Senior Secured Notes in the principal amount of $100,000. As a result, the Company realized a gain of $12,241 and no stock or warrants were issued. For the years ended December 31, 2018, interest expense on the notes was $4,637.